Segment reporting	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment reporting

13. Segment reporting

The Group's long-lived assets and revenue are mainly located in and derived from the PRC. Starting in 2012, a small portion of the Group's long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments in the PRC on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offered, customers and market and regulatory environment. The Group's reportable operating segments are comprised of Henan Province, Shandong Province, Jiangsu Province, Sichuan Province, Anhui Province and Beijing, in the PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “other” category relates to investment holdings, property management services, installation of intercom systems, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies”.

The Group's chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment.

No single customer accounted for more than 10% of net sales for the six months ended June 30, 2014 and 2015.

Summary information by operating segment is as follows:

June 30, 2014	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	127,620,049	80,310,766	71,503,628	789,913	99,372,775	-	-	-	2,915,331	10,723,161	393,235,623
Total cost of revenue	(99,259,210)	(56,066,989)	(54,122,532)	(901,164)	(69,835,739)	-	-	-	(2,782,212)	(7,640,349)	(290,608,195)
Gross profit	28,360,839	24,243,777	17,381,096	(111,251)	29,537,036	-	-	-	133,119	3,082,812	102,627,428
Operating income (loss)	3,408,233	21,024,762	11,480,016	(776,543)	18,266,587	(510,817)	(339,327)	(306,362)	(1,721,565)	(4,286,553)	46,238,431
Total assets	883,811,385	504,644,044	697,711,053	107,976,952	342,244,398	42,019,314	18,242,642	33,102,593	5,921,133	255,330,164	2,891,003,678

June 30, 2015	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	83,113,266	78,101,128	115,802,906	15,535,284	89,953,394	5,671,045	13,023,364	27,724,031	1,530,000	11,329,287	441,783,705
Total cost of revenue	(56,018,083)	(64,723,711)	(89,946,525)	(13,983,733)	(58,326,674)	(3,506,459)	(11,554,758)	(24,720,534)	(1,243,112)	(8,835,361)	(332,858,950)
Gross profit	27,095,183	13,377,417	25,856,381	1,551,551	31,626,720	2,164,586	1,468,606	3,003,497	286,888	2,493,926	108,924,755
Operating income (loss)	10,010,016	8,595,252	19,942,825	(150,980)	17,884,321	(1,301,112)	(83,874)	1,483,101	(2,268,540)	(8,627,029)	45,483,980
Total assets	1,018,085,122	506,748,344	653,384,890	210,874,155	435,069,337	127,333,437	87,647,900	152,236,524	90,468,027	246,374,096	3,528,221,832